UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2022

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.3%
Commercial Paper — 27.7%
ANZ New Zealand International Ltd.	2.341%	9/1/22	$85,000,000	$84,994,612	(a)(b)
ANZ New Zealand International Ltd.	2.386%	9/15/22	57,890,000	57,833,919	(a)(b)
Banco Santander SA	2.913%	11/10/22	85,000,000	84,526,587	(a)(b)
Banco Santander SA	3.839%	3/1/23	60,000,000	58,883,430	(a)(b)
Bank of Nova Scotia (SOFR + 0.620%)	2.910%	4/10/23	75,000,000	75,061,269	(a)(c)
Barclays Bank PLC	2.389%	9/1/22	40,000,000	39,997,413	(a)(b)
Barclays Bank PLC	2.392%	9/2/22	359,000,000	358,953,509	(a)(b)
Barclays Bank PLC	2.414%	9/22/22	20,000,000	19,971,266	(a)(b)
Barclays Bank PLC	2.523%	10/11/22	50,000,000	49,860,259	(a)(b)
BNG Bank NV	2.355%	9/7/22	100,000,000	99,955,375	(a)(b)
BNG Bank NV	2.368%	9/9/22	93,000,000	92,946,339	(a)(b)
BNG Bank NV	2.387%	9/12/22	93,000,000	92,927,894	(a)(b)
BNG Bank NV	2.394%	9/13/22	38,000,000	37,968,000	(a)(b)
BNG Bank NV	2.407%	9/15/22	115,000,000	114,887,636	(a)(b)
BofA Securities Inc.	2.837%	11/1/22	97,535,000	97,072,559	(b)
DNB Bank ASA	2.313%	9/6/22	25,000,000	24,990,604	(a)(b)
DNB Bank ASA	2.417%	9/26/22	193,000,000	192,671,879	(a)(b)
Gotham Funding Corp.	2.331%	9/1/22	50,000,000	49,996,843	(a)(b)
LMA Americas LLC	2.482%	9/12/22	26,100,000	26,078,972	(a)(b)
National Australia Bank (SOFR + 0.350%)	2.640%	10/21/22	150,000,000	150,015,094	(a)(c)
National Bank of Canada	2.473%	9/26/22	245,000,000	244,574,094	(a)(b)
National Bank of Canada (SOFR + 0.340%)	2.630%	10/7/22	90,000,000	90,010,814	(a)(c)
National Bank of Canada (SOFR + 0.400%)	2.690%	11/10/22	50,000,000	50,016,652	(a)(c)
Old Line Funding LLC (SOFR + 0.370%)	2.660%	11/28/22	35,000,000	35,005,250	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	2.380%	9/6/22	100,000,000	99,961,350	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.510%)	2.800%	1/6/23	105,000,000	105,000,000	(a)(c)
Royal Bank of Canada (SOFR + 0.440%)	2.730%	12/19/22	50,000,000	50,013,787	(c)
Royal Bank of Canada (SOFR + 0.650%)	2.940%	6/28/23	50,000,000	50,000,000
Skandinaviska Enskilda Banken (SOFR + 0.430%)	2.720%	12/27/22	50,000,000	50,009,084	(a)(c)
Skandinaviska Enskilda Banken AB	2.508%	10/24/22	100,000,000	99,634,150	(a)(b)
Skandinaviska Enskilda Banken AB	2.676%	11/10/22	35,000,000	34,820,666	(a)(b)
Societe Generale	2.393%	9/14/22	75,000,000	74,932,012	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.393%	9/22/22	103,275,000	103,127,885	(a)(b)
Svenska Handelsbanken AB (SOFR + 0.660%)	2.950%	6/28/23	100,000,000	100,000,000	(a)(c)
Swedbank AB (SOFR + 0.350%)	2.640%	10/13/22	75,000,000	75,014,210	(c)

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2022 Annual Report

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Swedbank AB (SOFR + 0.500%)	2.790%	12/15/22	$60,000,000	$60,034,204	(c)
Swedbank AB (SOFR + 0.460%)	2.750%	12/23/22	61,220,000	61,249,254	(c)
Toronto Dominion Bank	2.323%	9/1/22	30,000,000	29,998,112	(a)(b)
Toronto Dominion Bank	2.375%	9/6/22	15,000,000	14,994,213	(a)(b)
Toronto Dominion Bank (SOFR + 0.730%)	3.020%	8/8/23	125,000,000	125,169,189	(a)(c)
Total Capital Canada Ltd.	2.396%	9/6/22	285,000,000	284,889,087	(a)(b)
Total Capital Canada Ltd.	2.430%	9/9/22	163,000,000	162,903,545	(a)(b)
TotalEnergies Capital SA	2.413%	9/8/22	90,000,000	89,952,980	(a)(b)
Westpac Banking Corp.	2.386%	9/7/22	40,000,000	39,981,917	(a)(b)
Total Commercial Paper				3,940,885,914
Certificates of Deposit — 23.3%
Banco Santander SA (SOFR + 0.450%)	2.740%	11/10/22	100,000,000	100,021,114	(c)
Banco Santander SA (SOFR + 0.550%)	2.840%	2/17/23	40,000,000	40,015,264	(c)
Bank of Montreal (SOFR + 0.140%)	2.430%	9/2/22	60,000,000	60,000,479	(c)
Bank of Montreal (SOFR + 0.650%)	2.940%	7/5/23	100,000,000	100,050,224	(c)
Bank of Nova Scotia (SOFR + 0.400%)	2.690%	11/14/22	100,000,000	100,021,668	(c)
Bank of Nova Scotia (SOFR + 0.150%)	2.440%	9/2/22	75,000,000	75,000,640	(c)
BNP Paribas Fortis SA (SOFR + 0.520%)	2.810%	3/16/23	125,000,000	125,036,441	(c)
Canadian Imperial Bank of Commerce (SOFR + 0.360%)	2.650%	10/21/22	100,000,000	100,013,736	(c)
Canadian Imperial Bank of Commerce	3.720%	3/13/23	175,000,000	175,000,000
Cooperatieve Rabobank UA (SOFR + 0.170%)	2.460%	11/3/22	65,000,000	64,989,493	(c)
Credit Agricole Corporate and Investment Bank	2.310%	9/2/22	150,000,000	149,999,961
Credit Agricole Corporate and Investment Bank	3.520%	2/13/23	140,000,000	140,018,760
Credit Agricole Corporate and Investment Bank (SOFR + 0.480%)	2.770%	2/17/23	75,000,000	75,065,650	(c)
KBC Bank NV	2.310%	9/1/22	57,000,000	57,000,044
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.500%)	2.790%	3/2/23	135,000,000	135,026,405	(c)
Mizuho Bank Ltd. (SOFR + 0.420%)	2.710%	11/16/22	50,000,000	50,021,142	(c)
Mizuho Bank Ltd. (SOFR + 0.540%)	2.830%	1/6/23	50,000,000	50,043,269	(c)
MUFG Bank Ltd. (SOFR + 0.320%)	2.610%	9/2/22	75,000,000	75,001,258	(c)
MUFG Bank Ltd.	2.430%	9/26/22	75,000,000	74,998,604
MUFG Bank Ltd. (SOFR + 0.420%)	2.710%	11/9/22	120,000,000	120,033,114	(c)
Natixis SA (SOFR + 0.500%)	2.790%	12/1/22	101,655,000	101,705,419	(c)
Norinchukin Bank	2.310%	9/1/22	100,000,000	99,999,956

See Notes to Financial Statements.

Liquid Reserves Portfolio 2022 Annual Report	17

Schedule of investments (cont’d)

August 31, 2022

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Norinchukin Bank	2.310%	9/6/22	$153,900,000	$153,899,612
Norinchukin Bank	2.460%	9/22/22	82,070,000	82,071,930
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.350%)	2.640%	10/11/22	105,000,000	105,011,387	(c)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.350%)	2.640%	10/20/22	40,000,000	40,004,409	(c)
Royal Bank of Canada (SOFR + 0.620%)	2.910%	4/10/23	75,000,000	75,066,762	(c)
Sumitomo Mitsui Banking Corp. (SOFR + 0.400%)	2.690%	10/4/22	50,000,000	50,009,208	(c)
Sumitomo Mitsui Banking Corp. (SOFR + 0.370%)	2.660%	10/19/22	20,000,000	20,002,555	(c)
Sumitomo Mitsui Banking Corp. (SOFR + 0.450%)	2.740%	11/15/22	80,000,000	80,029,512	(c)
Sumitomo Mitsui Banking Corp. (SOFR + 0.510%)	2.800%	12/27/22	35,000,000	35,027,483	(c)
Sumitomo Mitsui Trust Bank Ltd.	2.300%	9/1/22	75,000,000	75,000,056
Sumitomo Mitsui Trust Bank Ltd.	2.300%	9/2/22	150,000,000	150,000,169
Sumitomo Mitsui Trust Bank Ltd.	2.350%	9/21/22	75,000,000	75,000,000
Svenska Handelsbanken AB (SOFR + 0.350%)	2.640%	10/13/22	40,000,000	40,004,337	(c)
Toronto Dominion Bank	0.200%	9/23/22	50,436,000	50,366,715
Toronto Dominion Bank	2.020%	11/7/22	75,000,000	74,906,192
Toronto Dominion Bank	3.710%	2/27/23	100,000,000	99,976,965
Toronto Dominion Bank (SOFR + 0.650%)	2.940%	7/3/23	50,000,000	50,046,353	(c)
Total Certificates of Deposit				3,325,486,286
Time Deposits — 21.4%
ABN AMRO Bank NV	2.330%	9/6/22	140,000,000	140,000,000
Banco Santander SA	2.300%	9/1/22	395,000,000	395,000,000
Canadian Imperial Bank of Commerce	2.300%	9/1/22	125,000,000	125,000,000
Credit Agricole Corporate and Investment Bank	2.300%	9/1/22	275,000,000	275,000,000
DNB Bank ASA	2.290%	9/1/22	64,612,000	64,612,000
Mizuho Bank Ltd.	2.320%	9/1/22	505,000,000	505,000,000
National Bank of Canada	2.300%	9/1/22	190,000,000	190,000,000
Rabobank Netherland NV	2.300%	9/1/22	425,000,000	425,000,000
Royal Bank of Canada	2.310%	9/1/22	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB	2.300%	9/1/22	445,000,000	445,000,000
Svenska Handelsbanken AB	2.290%	9/1/22	125,000,000	125,000,000

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2022 Annual Report

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Swedbank AB	2.290%	9/1/22	$230,000,000	$230,000,000
Toronto Dominion Bank	2.310%	9/1/22	55,000,000	55,000,000
Total Time Deposits				3,049,612,000
Repurchase Agreements — 27.9%
Bank of America Corp. tri-party repurchase agreement dated 8/31/22; Proceeds at maturity — $125,008,160; (Fully collateralized by money market instruments, 0.000% due 9/1/22 to 10/11/22; Market value — $131,250,001)	2.350%	9/1/22	125,000,000	125,000,000
Bank of America Corp. tri-party repurchase agreement dated 8/31/22; Proceeds at maturity — $201,042,889; (Fully collateralized by money market instruments, 0.000% due 9/1/22 to 10/3/22; Market value — $210,000,000)	2.470%	11/15/22	200,000,000	200,000,000
BNP Paribas SA tri-party repurchase agreement dated 8/31/22; Proceeds at maturity — $100,529,889; (Fully collateralized by corporate bonds and notes, 3.100% to 5.212% due 6/9/28 to 5/12/51; Market value — $105,000,298)	2.510%	11/15/22	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 8/31/22; Proceeds at maturity — $125,665,000; (Fully collateralized by corporate bonds and notes, 3.000% to 6.750% due 7/9/27 to 1/1/99; Market value — $131,639,715)	2.520%	11/15/22	125,000,000	125,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2022 Annual Report	19

Schedule of investments (cont’d)

August 31, 2022

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/31/22; Proceeds at maturity — $3,125,199,653; (Fully collateralized by corporate bonds and notes, 0.375% to 1.750% due 8/15/24 to 11/15/29; Market value — $3,125,199,738)	2.300%	9/1/22	$3,125,000,000	$3,125,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/12/22; Proceeds at maturity — $301,927,500; (Fully collateralized by corporate bonds and notes, 0.800% to 10.500% due 11/15/22 to 12/31/99; Market value — $330,296,517)	2.570%	11/10/22	300,000,000	300,000,000
Total Repurchase Agreements				3,975,000,000
Total Investments — 100.3% (Cost — $14,290,763,196)				14,290,984,200
Liabilities in Excess of Other Assets — (0.3)%				(49,478,980)
Total Net Assets — 100.0%				$14,241,505,220

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2022 Annual Report

Statement of assets and liabilities

August 31, 2022

Assets:
Investments, at value (Cost — $10,315,763,196)	$10,315,984,200
Repurchase agreements, at value	3,975,000,000
Cash	639
Interest receivable	8,480,245
Total Assets	14,299,465,084

Liabilities:
Payable for securities purchased	57,837,545
Trustees’ fees payable	15,675
Accrued expenses	106,644
Total Liabilities	57,959,864
Total Net Assets	$14,241,505,220

Represented by:
Paid-in capital	$14,241,505,220

See Notes to Financial Statements.

Liquid Reserves Portfolio 2022 Annual Report	21

Statement of operations

For the Year Ended August 31, 2022

Investment Income:
Interest	$67,101,085

Expenses:
Investment management fee (Note 2)	8,528,762
Trustees’ fees	133,634
Fund accounting fees	126,469
Audit and tax fees	42,037
Legal fees	32,435
Custody fees	10,746
Interest expense	603
Miscellaneous expenses	74,444
Total Expenses	8,949,130
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,528,762)
Net Expenses	420,368
Net Investment Income	66,680,717

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(1,212,170)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(425,877)
Net Loss on Investments	(1,638,047)
Increase in Net Assets From Operations	$65,042,670

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2022 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2022	2021

Operations:
Net investment income	$66,680,717	$31,058,098
Net realized gain (loss)	(1,212,170)	525,904
Change in net unrealized appreciation (depreciation)	(425,877)	(8,955,701)
Increase in Net Assets From Operations	65,042,670	22,628,301

Capital Transactions:
Proceeds from contributions	66,760,148,928	74,206,410,752
Value of withdrawals	(62,063,079,636)	(84,582,168,561)
Increase (Decrease) in Net Assets From Capital Transactions	4,697,069,292	(10,375,757,809)
Increase (Decrease) in Net Assets	4,762,111,962	(10,353,129,508)

Net Assets:
Beginning of year	9,479,393,258	19,832,522,766
End of year	$14,241,505,220	$9,479,393,258

See Notes to Financial Statements.

Liquid Reserves Portfolio 2022 Annual Report	23

Financial highlights

For the years ended August 31:
	2022	2021	2020	2019	2018

Net assets, end of year (millions)	$14,242	$9,479	$19,833	$20,752	$15,917
Total return[1]	0.65%	0.17%	1.41%	2.54%	1.75%

Ratios to average net assets:
Gross expenses	0.10%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.00 [4]	0.01	0.01	0.01	0.01
Net investment income	0.78	0.24	1.40	2.53	1.67

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]	Amount represents less than 0.005%.

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2022 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2022, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

Liquid Reserves Portfolio 2022 Annual Report	25

Notes to financial statements (cont’d)

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	Liquid Reserves Portfolio 2022 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$14,290,984,200	—	$14,290,984,200

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the

Liquid Reserves Portfolio 2022 Annual Report	27

Notes to financial statements (cont’d)

investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2022, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

28	Liquid Reserves Portfolio 2022 Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2022, fees waived and/or expenses reimbursed amounted to $8,528,762.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

At August 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$14,290,763,196	$1,000,532	$(779,528)	$221,004

4. Derivative instruments and hedging activities

During the year ended August 31, 2022, the Portfolio did not invest in derivative instruments.

5. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has

Liquid Reserves Portfolio 2022 Annual Report	29

Notes to financial statements (cont’d)

reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

6. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Portfolio will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

30	Liquid Reserves Portfolio 2022 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Liquid Reserves Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 20, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Liquid Reserves Portfolio 2022 Annual Report	31

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Portfolio is set forth below. The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Portfolio at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

32	Liquid Reserves Portfolio

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

Liquid Reserves Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

34	Liquid Reserves Portfolio

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 129 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	129
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Liquid Reserves Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

36	Liquid Reserves Portfolio

Additional Officers (cont’d)

Christopher Berarducci

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

Liquid Reserves Portfolio	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[6]	Mr. Olson is an “interested person” of the Portfolio, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

38	Liquid Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “Audit Committee’s financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2021 and August 31, 2022 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,406 in August 31, 2021 and $125,406 in August 31, 2022.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2021 and $0 in August 31, 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2021 and $39,000 in August 31, 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an

“Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2021 and August 31, 2022; Tax Fees were 100% and 100% for August 31, 2021 and August 31, 2022; and Other Fees were 100% and 100% for August 31, 2021 and August 31, 2022.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $773,011 in August 31, 2021 and $343,489 in August 31, 2022.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

(b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2022